Debt - Summary of Interest Expense On Debt Instrument (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Term Loan [Member]
Debt Instrument [Line Items]
Contractual interest expense	$ 166	$ 0	$ 450	$ 0
Amortization of debt discount	129	0	589	0
Total	295	0	1,039	0
December 2023 Convertible Notes [Member]
Debt Instrument [Line Items]
Contractual interest expense	0		142	0	$ 9	$ 0
Amortization of debt discount	0		800	0	56	0
Amortization of debt issuance costs	92		532	0	33	0
Total	92		1,474	0	$ 98	$ 0
February 2024 convertible note [Member]
Debt Instrument [Line Items]
Contractual interest expense	305	0	905	0
Amortization of debt discount	679	0	1,779	0
Amortization of debt issuance costs	344	0	902	0
Total	$ 1,328	$ 0	$ 3,586	$ 0